INVENTORIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVENTORIES

6.	INVENTORIES

		Consolidated
	12/31/2024	12/31/2023
Finished goods	4,250,175	3,856,491
Work in progress	3,976,448	3,316,396
Raw materials	2,845,578	2,607,079
Storeroom supplies	1,255,176	1,225,963
Advances to suppliers	23,463	85,623
Provision for losses	(149,927)	(121,871)
	12,200,913	10,969,681

Classified:
Current	10,439,741	9,557,578
Non-current (1)	1,761,172	1,412,103
	12,200,913	10,969,681

(1)	Long-term inventories of iron ore that will be processed when implementing new beneficiation plants, which will generate Pellet Feed as a product. The start of operations is scheduled for the fourth quarter of 2027.

The changes in expected losses on inventories are as follows:

		Consolidated
	12/31/2024	12/31/2023
Opening balance	(121,871)	(96,493)
Reversal/(Provision for losses) on inventories with low turnover and obsolescence	(28,056)	(25,378)
Closing balance	(149,927)	(121,871)

Accounting Policy

They are recorded at the lower of cost and net realizable value. Cost is determined using the weighted average cost method in the acquisition of raw materials. The cost of finished products and work in progress comprises raw materials, labor, other direct and indirect costs (based on normal production capacity). The net realizable value is the estimated selling price in the normal course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Estimated losses in low turnover or obsolete inventories are constituted when considered necessary.